Nationwide Life Insurance Company: • Nationwide VA Separate Account - 6

Prospectus supplement dated July 13, 2010

to Prospectus dated November 25, 2003

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.  Your prospectus offers the following underlying mutual funds as investment options under your contract.  Subject to shareholder approval, effective July 16, 2010, this underlying mutual fund will change its name as indicated below:

Old Name	New Name
Evergreen Variable Annuity Funds–Evergreen VA Fundamental Large Cap Fund: Class 1	Wells Fargo Advantage–VT Core Equity: Class 1

2.  Subject to shareholder approval, effective July 16, 2010, the following underlying mutual funds liquidated and have merged into new underlying mutual funds as indicated below:

Liquidated Underlying Mutual Fund	Merged Underlying Mutual Fund
Evergreen Variable Annuity Funds–Evergreen VA International Equity Fund: Class 1	Wells Fargo Advantage–VT International Equity: Class 1
Evergreen Variable Annuity Funds–Evergreen VA Special Values Fund: Class 1	Wells Fargo Advantage–VT Small Cap Value: Class 1
Evergreen Variable Annuity Funds–Evergreen VA Omega Fund: Class 1	Wells Fargo Advantage–VT Omega Growth: Class 1